Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 41	$ 120	$ 75	$ 107
Provision for credit losses	(12)	(51)	(46)	(38)
Exchange rate changes/other	1	(2)	1	(2)
Balance at end of period	30	67	30	67
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	3,887	5,525	4,419	6,115
Provision for credit losses	347	(492)	117	(454)
Net write-offs	(200)	(164)	(509)	(598)
Exchange rate changes/other	(23)	(2)	(16)	(196)
Balance at end of period	4,011	4,867	4,011	4,867
Allowance for credit losses [member] | Allowance for Loan Losses [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	3,566	5,146	4,089	5,639
Balance at end of period	3,667	4,588	3,667	4,588
Allowance for credit losses [member] | Other Liabilities And Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	275	227	241	363
Balance at end of period	309	203	309	203
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	41	120	75	107
Balance at end of period	30	67	30	67
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	5	32	14	6
Balance at end of period	5	9	5	9
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	388	495	416	518
Provision for credit losses	51	(40)	29	(23)
Net write-offs	(7)	(6)	(19)	(20)
Exchange rate changes/other	(3)		3	(26)
Balance at end of period	429	449	429	449
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	943	1,275	1,079	1,309
Provision for credit losses	107	(33)	86	78
Net write-offs	(60)	(57)	(172)	(195)
Exchange rate changes/other		(2)	(3)	(9)
Balance at end of period	990	1,183	990	1,183
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	795	1,135	875	1,246
Provision for credit losses	128	(94)	201	(52)
Net write-offs	(89)	(80)	(243)	(230)
Exchange rate changes/other	1	1	2	(2)
Balance at end of period	835	962	835	962
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	179	189	177	140
Provision for credit losses	10	(1)	18	8
Net write-offs	(5)	(5)	(15)	(15)
Exchange rate changes/other	3	(2)	7	48
Balance at end of period	187	181	187	181
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,541	2,311	1,797	2,795
Provision for credit losses	63	(273)	(171)	(427)
Net write-offs	(39)	(16)	(60)	(138)
Exchange rate changes/other	(25)	3	(26)	(205)
Balance at end of period	$ 1,540	$ 2,025	$ 1,540	$ 2,025